UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-04375

Name of Fund: BlackRock Multi-State Municipal Series Trust
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne Ackerley, Chief Executive Officer, BlackRock Multi-State Municipal
Series Trust, 40 East 52nd Street, New York City, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end:
BlackRock New Jersey Municipal Bond Fund 5/31
BlackRock New York Municipal Bond Fund 6/30
BlackRock Pennsylvania Municipal Bond Fund 5/31

Date of reporting period: 07/01/2008 – 06/30/2009

Item 1 – Proxy Voting Record – There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2009 with respect to which the registrant was entitled to vote.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust

By: /s/ Anne Ackerley
Anne Ackerley
Chief Executive Officer of
BlackRock Multi-State Municipal Series Trust

Date: August 7, 2009